Vessels, net	6 Months Ended
Jun. 30, 2023
Vessels, net [Abstract]
Vessels, net
4. Vessels, net

The amounts reflected in “Vessels, net” in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2022	$68,776	$(5,104)	$63,672
-Vessel acquisition	14,054	-	14,054
-Additions for improvements	44	-	44
- Depreciation for the period	-	(3,806)	(3,806)
Balance, June 30, 2023	$82,874	$(8,910)	$73,964

Vessel acquisition

During the six month period ended June 30, 2023, the Company concluded the acquisition of the M/V Melia (Note 3(c)). The vessel was delivered to the Company on February 8, 2023.

Vessel improvements

Vessel improvements mainly relate to the implementation of ballast water treatment system and other works necessary for the vessels to comply with new regulations and be able to navigate to additional ports. During the year/ period ended December 31, 2022, and June 30, 2023, the additions to vessels’ cost amounted to $694 and $44, respectively.